Label	Element	Value
Regan Total Return Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Regan Total Return Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Regan Total Return Income Fund (the “Total Return Fund” or the “Fund”) seeks to provide a high level of risk-adjusted current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period October 1, 2020 (commencement of operations) through September 30, 2021, the Fund’s portfolio turnover rate was 88.09% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.09%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” include 0.01% in acquired fund fees and expenses and, therefore, do not correlate to Ratio of expenses to average net assets – Before fees waived or reimbursed by the Adviser/After fees waived or reimbursed by the Adviser in the Financial Highlights, which do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The amounts calculated in the Example would be the same even if the assumed investment was not redeemed at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only through January 31, 2023).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund aims to invest at least 80% of its net assets in mortgage-backed securities (“MBS”). MBS includes residential MBS (“RMBS”), which are securities issued, secured, or collateralized by government sponsored entities (“agency MBS”) or private entities (“non-agency MBS”) and backed by residential mortgages. In seeking to meet its objective, the Fund will primarily invest in RMBS that is non-agency MBS. Non-agency MBS are issued by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Some of the agency MBS that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. Government, such as those issued by Fannie Mae and Freddie Mac. The Fund seeks to invest its assets in investment grade securities, but may invest without limit in fixed-income products that are rated below investment grade (i.e., “high yield” or “junk” ratings).
The weighted average life of the Fund’s MBS investments will generally range from between 0 and 10 years. Weighted average life is a measure of the average amount of time that unpaid principal on a loan, mortgage, or bond remains outstanding. Typically, the duration of the Fund’s portfolio is less than 5 years. Duration is a measure of the sensitivity of a fixed-income security to a change in interest rate. For every 1% change in interest rates, a bond’s price will change by 1% for every year of duration.
The Fund may invest in other fixed-income securities, including commercial MBS (“CMBS”), asset-backed securities (including securities backed by consumer credit, auto loans, and aircraft leases), senior tranche collateralized loan obligations (“CLOs”), and securities of other fixed-income investment companies (including closed-end funds (“CEFs”) and exchange traded funds (“ETFs”)).
To the extent the Fund holds positions that are sensitive to interest rate volatility, the Fund may engage in hedging techniques to manage its exposure to interest rate risk such as by investing in exchange-traded and over-the-counter derivatives, including futures, options and swaps, such as interest rate swaps, credit default swaps, total return swaps, and swaptions, and to-be-announced (“TBA”) securities. The Fund may engage in leverage through the use of repurchase agreements or borrowing (subject to the limits of the Investment Company Act of 1940).
In selecting portfolio securities, the Adviser undertakes a bottom-up analysis on collateral characteristics and capital structure to find both deep value investments and trading opportunities. The Adviser’s bottom-up analysis focuses on individual security selection. In seeking deep value investments, the Adviser seeks securities whose market price is significantly lower than the Adviser’s estimate of the security’s true value. The Adviser will overlay this analysis with a top-down macro qualitative analysis, which contains but is not limited to key factors, such as economic outlook, interest rates and real estate fundamentals. The Adviser regularly analyzes portfolio positions and actively sells investments that it believes are not optimal for the portfolio. The Adviser seeks to achieve a risk-adjusted return by continuously evaluating Fund assets against current risk-free rates of return of available bonds in the market, typically treasuries and other government-backed securities. A risk-adjusted return measures an investment’s profit after taking into account the degree of risk that was taken to achieve it. For example, if two or more investments have the same return over a given time period, the one that has the lowest risk will have a better risk-adjusted return. The risk is measured in comparison to that of a virtually risk-free
		investment such as Treasuries. Due to this method of determining which portfolio positions to buy and sell and the Adviser’s active trading, portfolio turnover will generally be 100% or greater.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears, and could affect the value of your investment:
Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.
Credit Risk. There is a risk that the issuer of a mortgage-backed security will fail to pay interest or principal in a timely manner or that changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to decline.
Interest Rate Risk. Interest rates increasing may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Recent market events stemming from the COVID-19 pandemic have impacted interest rates. Interest rates have fallen to historic lows during the COVID-19 pandemic and the Federal Reserve Bank and stimulus actions by the United States Congress have also caused interest rates to fall. An environment with falling interest rates may lead to a rise in the price of MBS or the increase in defaults on mortgages; falling interest rates can increase refinance activity which will increase the prepayment risk.
Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income.
Extension Risk. When interest rates rise, homeowners may pay their debt at slower rates, resulting in lengthening the average life of mortgage-backed securities held by the Fund. This would delay the Fund’s ability to reinvest proceeds at higher interest rates.
Real Estate and Regulatory Actions Risk. Mortgage backed securities are dependent on real estate prices and real estate fundamentals. When real estate prices face a significant decline, the Fund’s securities may be negatively affected. Regulatory actions may also have an adverse impact on real estate prices.
Derivatives Risk. The use of derivative instruments exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.
Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to the pay the other party. Swap agreements may increase or decrease the overall volatility of the Fund’s investments and share price. To the extent the swap agreement increases the Fund’s exposure to long or short term interest rates, it may also affect the values of mortgage backed securities, and inflation sensitivity, and borrowing rates.
To Be Announced (“TBA”) Security Risk. A TBA is a contract to purchase or sell a MBS at some point in the future and may be classified as a derivative in certain circumstances. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying MBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying MBS or to the MBS market as a whole. There is also counterparty risk with entering into a TBA contract.
High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.
Sub-Prime Mortgage Risk. Sub-prime mortgages face the risk that the issuer of the security will default on interest or principal payments. The risk of non-payment is more pronounced in sub-prime mortgages than in highly ranked securities. Because there is increased risk of non-payment, the securities may be less liquid and subject to greater declines in value than highly rated instruments, especially in times of market stress.
Counterparty Risk. Typically, a derivative contract involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts, including options and swaps, will be privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.
Asset-Backed Securities Risk (“ABS”). ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets. In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions.
Portfolio Turnover Risk. As a result of its active trading strategy, the Fund may incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.
U.S. Government Securities Risk. U.S. government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored entities. Certain U.S. government securities are backed by the U.S. Department of the Treasury or the full faith and credit of the United States and may include U.S. Treasury Inflation-Protected Securities, notes and bonds. Such securities are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. Government guarantees principal and interest payments on securities issued by the U.S. Government and some of its agencies, such as securities issued by the Ginnie Mae, this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. Government, such as those issued by Fannie Mae and Freddie Mac. The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.
Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the NAV per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the NAV of those shares. Closed-end funds have lower levels of daily volume when compared to open-end companies. There are greater risks involved in investing in securities with limited market liquidity. To the extent the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the closed-end fund. Therefore, the Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in closed-end funds.
Investment Company and Exchange Traded Fund (“ETF”) Risk. When the Fund invests in an another investment company, including closed-end funds and ETFs, it will bear additional expenses based on its pro rata share of the that investment company’s operating expenses, including the potential duplication of management fees. The risk of owning shares of another investment company generally reflects the risks of owning the underlying securities that the other investment company holds. The Fund also will incur brokerage costs when it purchases shares of another investment company. An ETF’s market price may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the ETF shares bought or sold. In addition, an active trading market for shares of an ETF may not develop or be maintained.
Collateralized Loan Obligations (“CLO”) Risk. The risk associated with investing in a CLO correlates to the risk in the underlying product, including high-yield risk, interest rate risk, liquidity risk, and the risk of default. In addition to the risks associated with the underlying security, CLOs also include the risk that the distributions from the collateral may not adequately cover interest or principal payments, the quality of the CLO may decline or default, or the class of CLO may be subordinate to other classes.
Illiquidity Risk. Certain of the Fund’s investments in closed-end funds, sub-prime mortgages, CLOs, asset backed securities, and non-investment grade securities (including non-investment grade MBS) may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments in closed-end funds due to infrequent trading in such investments. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices. Closed-end funds that are liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value.
Repurchase Agreement Risk. A repurchase agreement involves the risk that the seller of securities under a repurchase agreement files for bankruptcy or becomes insolvent and the Fund is left holding a security that has declined in value, does not meet its investment strategy, or is difficult to dispose of.
Management Risk. The skill of the Adviser will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to select securities, especially in volatile markets and the Adviser could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities. The Fund’s Adviser has not previously managed a mutual fund.
Securities Market Risk. The securities markets are volatile and securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the securities markets and on specific securities. Volatility in the securities market may make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis.
Market Events Risk. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of the Adviser’s control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus (COVID-19) has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact.
London Inter-bank Offered Rate (“LIBOR”) Transition Risk. LIBOR is being phased out as a benchmark interest rate. The transition of outstanding LIBOR based instruments to the Secured Overnight Financing Rate (“SOFR”) is currently expected to conclude by the end of 2022. The SOFR has been designated the replacement benchmark rate for U.S. dollar denominated securities the Fund may own. While the effect of the transition cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments. Multiple financial industry groups have begun planning for the transition away from LIBOR, but there are obstacles to converting that could affect the functioning, liquidity and value of instruments that reference LIBOR.
Recently Organized Fund Risk. The Fund is recently organized with a limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31, 2021 for Institutional Class shares. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is posted on the Fund’s website at www.reganfunds.com or by calling the Fund toll-free at 888-44-REGAN (888-447-3426).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-44-REGAN (888-447-3426)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.reganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest quarterly return was 2.58% for the quarter ended March 31, 2021 and the lowest quarterly return was 1.15% for the quarter ended December 31, 2021.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.15%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Regan Total Return Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2020
Regan Total Return Income Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RCTRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	3.94%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.63%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,129
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,917
Regan Total Return Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.89%
Since Inception	rr_AverageAnnualReturnSinceInception	12.55%
Regan Total Return Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RCIRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.57%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,777
Annual Return 2021	rr_AnnualReturn2021	7.18%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.18%
Since Inception	rr_AverageAnnualReturnSinceInception	12.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2020
Regan Total Return Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Regan Total Return Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.20%
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%

[1]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” include 0.01% in acquired fund fees and expenses and, therefore, do not correlate to Ratio of expenses to average net assets – Before fees waived or reimbursed by the Adviser/After fees waived or reimbursed by the Adviser in the Financial Highlights, which do not include acquired fund fees and expenses.
[2]	Pursuant to a contractual fee waiver and reimbursement agreement, Regan Capital, LLC (the “Adviser”) has agreed to waive fees and/or reimburse operating expenses (other than shareholder servicing fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses, Rule 12b-1 fees, or intermediary servicing fees) for each class so that annual operating expenses will not exceed 1.20% (“Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2023 and may be terminated only by the Trust for Advised Portfolios (the “Trust”) Board of Trustees’ (the “Board”). The Adviser may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Cap in place at the time such amounts were waived or paid and (2) the Fund’s Expense Cap at the time of recoupment.